Segment Information Reconciled to Income Before Income Tax and Noncontrolling Interest (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Unrealized (loss) gain on derivative instruments, net	$ (15,442)	$ (5,790)	$ 4,094
Write-off of unamortized deferred debt issuance costs and bond discounts		881	7,550
Container Ownership
Segment Reporting Information [Line Items]
Unrealized (loss) gain on derivative instruments, net	$ (15,442)	(5,790)	4,094
Write-off of unamortized deferred debt issuance costs and bond discounts		$ 881	$ 7,550